As filed with the Securities and Exchange Commission on December 2, 2005	Registration No. 033-59749 Registration No. 811-8582

_______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

_______________________________________________________________________________________

Post-Effective Amendment No. 18 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

_______________________________________________________________________________________

Variable Annuity Account I of ING Insurance Company of America

ING Insurance Company of America

Corporate Center One

2202 North Westshore Boulevard, Suite 350, Tampa, FL 33607

Depositor's Telephone Number, including Area Code: (860) 723-2239

_______________________________________________________________________________________

James A. Shuchart, Esq.

ING

1475 Dunwoody Drive

West Chester, PA 19380-1478

(610) 425-3563

(NAME AND ADDRESS OF AGENT FOR SERVICE)

_______________________________________________________________________________________

It is proposed that this filing will become effective:

______	immediately upon filing pursuant to paragraph (b) of Rule 485
__X___	on December 5, 2005 pursuant to paragraph (b) of Rule 485

PART A

The Prospectus, dated April 29, 2005, is incorporated into Part A of this Post-Effective Amendment No. 18, by reference to Post-Effective Amendment No. 17, to Registration Statement on Form N-4 (File No. 033-59749), as filed on April 20, 2005 and declared effective on April 29, 2005.

ING Life Insurance and Annuity Company and its Variable Annuity Account B

ING Insurance Company of America and its Variable Annuity Account I

PROSPECTUS SUPPLEMENT

Dated December 5, 2005

to the Prospectuses

Dated April 29, 2005,

as Previously Supplemented

for

Deferred Variable Annuity Contracts

issued by

ING Life Insurance and Annuity Company

and

ING Insurance Company of America

(“Marathon Plus”)

The information in this supplement updates and amends certain information concerning investment options contained in the above referenced prospectuses, as supplemented. Please read this supplement carefully and keep it with your prospectus for future reference.

ING VP Emerging Markets Portfolio

Effective December 5, 2005, the ING VP Emerging Markets Portfolio will merge with and into the ING JPMorgan Emerging Markets Equity Portfolio (Class I). In conjunction with the merger, your Contract Value currently in the ING VP Emerging Markets Portfolio will be reallocated to the ING JPMorgan Emerging Markets Equity Portfolio, and the ING VP Emerging Markets Portfolio will no longer be available under your Contract for new premiums or reallocations from other investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP Emerging Markets Portfolio will be automatically allocated to the ING JPMorgan Emerging Markets Equity Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-531-4547. See also the “Transfers Among Investment Options” section of your prospectus for further information about making fund allocation changes.

Appendix III, “Description of Underlying Funds” is amended to add the following investment option:

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING JPMorgan Emerging Markets Equity Portfolio (Class I) (formerly ING VP Emerging Markets Fund) Investment Adviser: Directed Services, Inc. Investment Subadviser: JPMorgan Investment Management Inc.

Seeks capital appreciation. Normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May also invest in high-quality, short-term money market instruments and repurchase agreements.

PART B

The Statement of Additional Information, dated April 29, 2005, is incorporated into Part B of this Post-Effective Amendment No. 18 by reference to Post-Effective Amendment No. 17, to Registration Statement on Form N-4 (File No. 033-59749), as filed on April 20, 2005.

PART C - OTHER INFORMATION

ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS

(a)

Financial Statements:

(1)      Incorporated by reference in Part A: Condensed Financial Information

(2)      Incorporated by reference in Part B:

Financial Statements of Variable Annuity Account I:

-          of Independent Registered Public Accounting Firm

-         of Assets and Liabilities as of December 31, 2004

-         of Operations for the year ended December 31, 2004

-         Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003

-         Notes to Financial Statements

Financial Statements of ING Insurance Company of America:

-         Report of Independent Registered Public Accounting Firm

-         Income Statements for the years ended December 31, 2004, 2003 and 2002

-         Balance Sheets as of December 31, 2004 and 2003

-         Statements of Changes in Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002

-         Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002

-          Notes to Financial Statements

(b)

Exhibits

(1)      Resolution establishing Variable Annuity Account I o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), filed on June 1, 1995.

(2)      Not Applicable

(3.1)  Selling Agreement o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

(3.2)  Principal Underwriting Agreement between Aetna Insurance Company of America (now ING Insurance Company of America) and Aetna Investment Services, LLC (now ING Financial Advisers, LLC) effective as of November 17, 2000 o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

(4.1)  Variable Annuity Contract (G-MP2(5/97)) o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

(4.2)  Variable Annuity Contract Certificate (MP2CERT(5/97)) o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

(4.3)  Variable Annuity Contract (IMP2(5/97)) o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

(4.4)  Variable Annuity Contract (G2-CDA-94(IR)) o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

(4.5)  Variable Annuity Contract (G2-CDA-94(NQ)) o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

(4.6)  Variable Annuity Contract (G-MP2(5/96)) o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(4.7)  Certificate of Group Annuity Coverage (MP2CERT(5/96)) o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(4.8)  Endorsement (MP2NQEND(4/95)) o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.

(4.9)  Endorsement (MP2NQCERTEND(4/95)) o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.

(4.10)Endorsement (MP2IREND(4/95)) o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.

(4.11)Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and Certificate MP2CERT(5/96) o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

(4.12)Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and Certificate MP2CERT(5/96) o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

(4.13)Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate GTCC2-99(TORP)(FL) o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(5)      Variable Annuity Contract Application o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

(6.1)  Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Insurance Company of America o Incorporated by reference to ING Insurance Company of America Annual Report on Form 10-K (File No. 33-81010), as filed on March 28, 2002.

(6.2)  By-laws, as amended and restated January 1, 2002 of ING Insurance Company of America o Incorporated by reference to ING Insurance Company of America Annual Report on Form 10-K (File No. 33-81010), as filed on March 28, 2002.

(7)      Not Applicable

(8.1)  Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios,Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.2)  Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.3)  Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

(8.4)  Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.5)  First Amendment dated as of May 1, 2000 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.6)  Second Amendment dated as of June 26, 2001 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004. (8.7)         Fund Participation Agreement dated August 30, 1995 among Aetna Insurance Company of America, Alger American Fund and Fred Alger Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.7)  Fund Participation Agreement dated August 30, 1995 among Aetna Insurance Company of America, Alger American Fund and Fred Alger Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.8)  Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

(8.9)  Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

(8.10)Fund Participation Agreement dated July 1, 1994 by and among Insurance Management Series, Federated Advisers and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.

(8.11)Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.12)First Amendment dated as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.13)Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.14)First Amendment dated as of May 1, 1997 to Fund Participation Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.15)Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.16)Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.17)Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

(8.18)Fund Participation Agreement dated September 1, 1995 among Aetna Insurance Company of America and Lexington Natural Resources Trust and Lexington Management Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.19)Fund Participation Agreement dated September 1, 1995 among Aetna Insurance Company of America, Lexington Emerging Markets Fund, Inc. Lexington Management Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.20)Fund Participation Agreement dated April 30, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.

(8.21)First Amendment dated September 3, 1996 to Fund Participation Agreement dated April 30, 1996 among MFS Variable Insurance Trust, Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.

(8.22)Second Amendment dated as of May 1, 1998 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.23)Third Amendment effective July 1, 1999 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996 and May 1, 1998 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.24)Fourth Amendment dated as of November 17, 2000 to Participation Agreement entered into on April 30, 1996 and amended on September 3, 1996, May 1, 1998 and July 1, 1999 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.

(8.25)Fund Participation Agreement dated April 1, 1997 between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997. (8.26) Service Agreement dated April 1, 1997 between Aetna Insurance Company of America and Oppenheimer Funds, Inc. o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

(8.26)Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.27)Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.28)Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and ING Insurance Company of America to the Participation Agreement dated as of December 5, 2001 and subsequently amended on March 5, 2002. o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2003.

(8.29)Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING Insurance Company of America) o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.30)Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance Company of America to the Shareholder Servicing Agreement (Service Class Shares) dated May 1, 2002. o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2003.

(8.31)Fund Participation Agreement dated October 9, 1995 among Aetna Insurance Company of America, TCI Portfolios, Inc. and Investors Research Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(8.32)Sample Administrative Service Agreement o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

(9)      Opinion and Consent of Counsel

(10)   Consent of Independent Registered Public Accounting Firm

(11)   Not applicable

(12)   Not applicable

(13.1)Powers of Attorney o Incorporated herein by reference in Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 333-01007), as filed on November 23, 2005.

(13.2)Certificate of Resolution Authorizing Signatures o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR*

Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney1	Director and Chairman

Kathleen A. Murphy2	Director

Catherine H. Smith2	Director

Jacques de Vaucleroy1	Director and Senior Vice President

David A. Wheat1	Director, Executive Vice President and Chief Financial Officer

Brian D. Comer2	President

Sue A. Collins2	Senior Vice President

David S. Pendergrass	Senior Vice President and Treasurer

Stephen J. Preston3	Senior Vice President

Boyd G. Combs1	Senior Vice President, Tax

Therese M. Squillacote	Vice President and Compliance Officer

Paula Cludray-Engelke4	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I (File No. 333-47527), as filed on April 7, 2005.

ITEM 27.	NUMBER OF CONTRACT OWNERS

As of October 31, 2005, there were 5,215 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

ITEM 28.	INDEMNIFICATION

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation shall have power to indemnify a person who was or is a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person who is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any civil or criminal proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees and agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or (2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal and underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.	PRINCIPAL UNDERWRITER

(a)           In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar

Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President

Brian D. Comer1	Director and Senior Vice President

William L. Lowe1	Director and Senior Vice President

Marie M. Augsberger	Senior Vice President

Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President

Boyd G. Combs2	Senior Vice President, Tax

William Jasien3	Senior Vice President

Kathleen A. Murphy	Senior Vice President

Susan J. Stamm1	Chief Financial Officer

Paula Cludray-Engelke4	Secretary

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
ING Financial				$18,830.77

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of ING Insurance Company of America during 2004.

ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Insurance Company of America at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

ITEM 31.	MANAGEMENT SERVICES

Not applicable

ITEM 32.	UNDERTAKINGS

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, see American Counsel of Life Insurance; SEC No-Action Letter [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 18 to its Registration Statement on Form N-4 (File No. 33-59749)and has duly caused this Post-Effective Amendment No. 18 to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 2nd day of December, 2005.

VARIABLE ANNUITY ACCOUNT I OF ING INSURANCE COMPANY OF AMERICA (REGISTRANT)

By:	ING INSURANCE COMPANY OF AMERICA (DEPOSITOR)
By:	BRIAN D. COMER* Brian D. Comer President

By:	/s/James A. Shuchart James A. Shuchart Counsel of Registrant

As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed by the following persons in the capacities indicated on December 2, 2005.

Signature	Title

BRIAN D. COMER* Brian D. Comer	President (principal executive officer)

THOMAS J. MCINERNEY* Thomas J. McInerney	Director

KATHLEEN A. MURPHY* Kathleen A. Murphy	Director

CATHERINE H. SMITH* Catherine H. Smith	Director

JACQUES DE VAUCLEROY* Jacques de Vaucleroy	Director

DAVID A. WHEAT* David A. Wheat	Director and Chief Financial Officer (principal accounting officer)

By:	/s/ James A. Shuchart James A. Shuchart Counsel of Registrant

*	Executed by James A. Shuchart on behalf of those indicated pursuant to Power of Attorney.

VARIABLE ANNUITY ACCOUNT I

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT
99-B.9	Opinion and Consent of Counsel	EX-99.B9

99-B.10	Consent of Independent Registered Public Accounting Firm	EX-99.B10A